Prepayments, Accrued Income and Other Receivables	12 Months Ended
Dec. 31, 2018
Prepayments Accrued Income And Other Receivables [Abstract]
Prepayments, accrued income and other receivables

10. Prepayments, accrued income and other receivables

	2018	2017
	(in thousands)
	£	£
Prepayments—manufacturing and clinical	1,050	1,979
Prepayments—other	750	522
Accrued income	165	67
VAT	379	473
Other receivables	10	9
	2,354	3,050